Trading properties (Tables)	12 Months Ended
Jun. 30, 2026
Trading properties
Schedule of trading properties
	Completed properties	Properties under development (i)	Undeveloped sites	Total
As of June 30, 2024	3,974	16,661	16,498	37,133
Additions	-	2,366	1,649	4,015
Currency translation adjustment	-	(884)	-	(884)
Transfers	-	218,084	-	218,084
Impairment	(402)	(25,138)	-	(25,540)
Disposals	(686)	(17,886)	(5)	(18,577)
As of June 30, 2025	2,886	193,203	18,142	214,231
Additions	-	8,934	1,249	10,183
Currency translation adjustment	-	(1,434)	-	(1,434)
Transfers	-	69,694	-	69,694
Impairment (ii)	(25)	(11,915)	-	(11,940)
Disposals	(47)	(10,924)	(1)	(10,972)
As of June 30, 2026	2,814	247,558	19,390	269,762
	06.30.2026	06.30.2025
Non-current	252,004	166,561
Current	17,758	47,670
Total	269,762	214,231